Financial instruments and risk management (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Type of SWAP	IPCA x DI
Debt	BNB
SWAP	XP & ITAU
Total Debt	R$ 399,975
Total swap (Long position)	R$ 400,926
Coverage of percentage	100.00%
Derivative Financial Instruments [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Long position	1.22%
Short position	55.19%
Derivative Financial Instruments [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Long position	1.49%
Short position	69.50%
Derivative Financial Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	USD
Type of SWAP	IPCA x DI	SOFR x DI
Debt	DEBENTURE	KFW/
SWAP	ITAU	Bank of America
Total Debt	R$ 2,060,566	R$ 33,031
Total swap (Long position)	R$ 2,062,508	R$ 33,031
Coverage of percentage	100.00%	100.00%
Long position	4.0432%	1.17826%
Short position	0.95%	92.59%
Derivative Financial Instruments 2 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	BRL
Type of SWAP	IPCA x DI	IPCA x DI
Debt	BNDES	BNB
SWAP	XP	XP & ITAU
Total Debt	R$ 329,567	R$ 585,129
Total swap (Long position)	R$ 330,551	R$ 586,525
Coverage of percentage	100.00%	100.00%
Long position	4.23%
Short position	96.95%
Derivative Financial Instruments 2 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Long position		1.22%
Short position		55.19%
Derivative Financial Instruments 2 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Long position		1.49%
Short position		69.50%
Derivative Financial Instruments 3 [Member]
IfrsStatementLineItems [Line Items]
Currency		BRL
Type of SWAP		IPCA x DI
Debt		DEBENTURE
SWAP		ITAU
Total Debt		R$ 1,972,245
Total swap (Long position)		R$ 1,976,088
Coverage of percentage		100.00%
Long position		4.0432%
Short position		0.95%
Derivative Financial Instruments 4 [Member]
IfrsStatementLineItems [Line Items]
Currency		BRL
Type of SWAP		IPCA x DI
Debt		BNDES
SWAP		XP
Total Debt		R$ 385,592
Total swap (Long position)		R$ 386,743
Coverage of percentage		100.00%
Long position		4.23%
Short position		96.95%